SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of Share Capital

	December 31, 2023		December 31, 2022
(in thousands of U.S. dollars)	Number of shares issued (repurchased)	Share capital	Number of shares issued (repurchased)	Share capital

Beginning balance	272,840,692	$2,124,618	272,176,046	$2,114,783
Normal course issuer bid (NCIB)(1)	(1,048,680)	(7,112)	(677,666)	(4,580)
Shares issued under DRIP (2)	554,906	4,440	323,048	3,995
Stock-based compensation exercised (3)	414,548	1,958	491,341	2,655
Preferred units exchanged (Note 20)	—	—	554,832	8,015
Shares repurchased and reserved for restricted share awards (4)	(123,643)	(1,074)	(26,909)	(250)
Ending balance	272,637,823	$2,122,830	272,840,692	$2,124,618
(1) On October 13, 2022, the Company announced that the Toronto Stock Exchange ("TSX") had approved its notice of intention to make a normal course issuer bid ("NCIB") to repurchase up to 2,500,000 of its common shares trading on the TSX, the New York Stock Exchange ("NYSE") and/or alternative Canadian trading systems during the twelve-month period ending on October 17, 2023. During the year ended December 31, 2023, the Company repurchased 525,267 of its common shares on the TSX and 523,413 shares on the NYSE under the NCIB for $8,749, which reduced share capital and retained earnings by $7,112 and $1,637, respectively. Common shares that were purchased under the NCIB were cancelled by the Company.
(2) In 2023, 554,906 common shares were issued under the DRIP at an average price of $8.00 per share.
(3) In 2023, 414,548 common shares were issued upon the exercise of 356,941 vested deferred share units ("DSUs") and 57,607 vested stock options.
(4) In 2023, 123,643 common shares were reserved at $8.69 per share in order to settle restricted share awards granted to employees in 2023 and DRIP with respect to restricted share awards granted in prior years.